SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENT

25.	SUBSEQUENT EVENT

On January 1, 2026, the Group entered into a loan agreement with Agricultural Bank of China to borrow RMB20.0 million as working capital for one year, with a maturity date of December 31, 2026. These loans have a fixed interest rate of 2.25% per annum.

On January 7, 2026, the Group entered into a loan agreement with Bank of China to borrow RMB10.0 million as working capital for one year. The loan was withdrawn on January 21, 2026 with a maturity date in January 21, 2027. The loan has a fixed interest rate of 2.30% per annum.

On March 25, 2026, the Company announced that its Board of Directors has approved a special cash dividend of US$0.022 per ordinary share on its outstanding shares to shareholders of record as of the close of trading on April 6, 2026. The special cash dividend has been paid in full as of the issuance date of the consolidated financial statements.

The Group has evaluated the impact of events that have occurred subsequent to December 31, 2025, through April 22, 2026, the issuance date of the consolidated financial statements, and concluded that no other subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements, except for the event as discussed above.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)